Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000206025 | 2037-04-25,Terwin Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000206025 | 2036-11-25,Morgan Stanley Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206025 | 2038-02-25,Citicorp Mortgage Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206025 | 2027-11-15,Starwood Retail Property Trust
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206025 | 2052-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206025 | 2046-06-25,Thornburg Mortgage Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206025 | 2035-05-25,Structured Asset Securities Corp Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206025 | 2034-10-25,Park Place Securities Inc Asset-Backed Pass-Through Certificates
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206025 | 2048-11-10,Citigroup Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206025 | 2036-10-25,Carrington Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206025 | CMO12667FY58
Holdings [Line Items]
Percent of Total Investments	78.50%
C000206025 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.90%
C000206025 | U.S. Government & Agency Obligations3136A14B8
Holdings [Line Items]
Percent of Total Investments	17.60%
C000206025 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206025 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000206025 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000206025 | CMO
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000206025 | ABS
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000206026 | 2037-04-25,Terwin Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000206026 | 2036-11-25,Morgan Stanley Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206026 | 2038-02-25,Citicorp Mortgage Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206026 | 2027-11-15,Starwood Retail Property Trust
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206026 | 2052-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206026 | 2046-06-25,Thornburg Mortgage Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206026 | 2035-05-25,Structured Asset Securities Corp Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206026 | 2034-10-25,Park Place Securities Inc Asset-Backed Pass-Through Certificates
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206026 | 2048-11-10,Citigroup Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206026 | 2036-10-25,Carrington Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206026 | CMO12667FY58
Holdings [Line Items]
Percent of Total Investments	78.50%
C000206026 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.90%
C000206026 | U.S. Government & Agency Obligations3136A14B8
Holdings [Line Items]
Percent of Total Investments	17.60%
C000206026 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206026 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000206026 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000206026 | CMO
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000206026 | ABS
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000206024 | 2037-04-25,Terwin Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000206024 | 2036-11-25,Morgan Stanley Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206024 | 2038-02-25,Citicorp Mortgage Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206024 | 2027-11-15,Starwood Retail Property Trust
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206024 | 2052-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206024 | 2046-06-25,Thornburg Mortgage Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206024 | 2035-05-25,Structured Asset Securities Corp Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206024 | 2034-10-25,Park Place Securities Inc Asset-Backed Pass-Through Certificates
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206024 | 2048-11-10,Citigroup Commercial Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206024 | 2036-10-25,Carrington Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206024 | CMO12667FY58
Holdings [Line Items]
Percent of Total Investments	78.50%
C000206024 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.90%
C000206024 | U.S. Government & Agency Obligations3136A14B8
Holdings [Line Items]
Percent of Total Investments	17.60%
C000206024 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206024 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000206024 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000206024 | CMO
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000206024 | ABS
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000143109 | Two Harbors Investment Corporation, 6.25, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000143109 | Ambac Assurance Corporation, 5.1, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143109 | PennyMac Corporation, 5.5, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143109 | Arbor Realty Trust, Inc., 7.5, 2025-08-01
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143109 | Ares Capital Corporation, 2.875, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143109 | New Mountain Finance Corporation, 7.5, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143109 | Ford Motor Company, 9.625, 2030-04-22
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143109 | TransDigm, Inc., 6.75, 2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143109 | Uber Technologies, Inc., 7.5, 2027-09-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143109 | Blue Owl Capital Corporation, 2.875, 2028-06-11
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143109 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.10%
C000143109 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143109 | Financials038923BA5
Holdings [Line Items]
Percent of Total Investments	28.60%
C000143109 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	63.30%
C000143109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143109 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143109 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143109 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000143109 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000143109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000143109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000143110 | Two Harbors Investment Corporation, 6.25, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000143110 | Ambac Assurance Corporation, 5.1, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143110 | PennyMac Corporation, 5.5, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143110 | Arbor Realty Trust, Inc., 7.5, 2025-08-01
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143110 | Ares Capital Corporation, 2.875, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143110 | New Mountain Finance Corporation, 7.5, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143110 | Ford Motor Company, 9.625, 2030-04-22
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143110 | TransDigm, Inc., 6.75, 2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143110 | Uber Technologies, Inc., 7.5, 2027-09-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143110 | Blue Owl Capital Corporation, 2.875, 2028-06-11
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143110 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.10%
C000143110 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143110 | Financials038923BA5
Holdings [Line Items]
Percent of Total Investments	28.60%
C000143110 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	63.30%
C000143110 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143110 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143110 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143110 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000143110 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000143110 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000143110 | Financials
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000143111 | Two Harbors Investment Corporation, 6.25, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000143111 | Ambac Assurance Corporation, 5.1, Perpetual
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143111 | PennyMac Corporation, 5.5, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143111 | Arbor Realty Trust, Inc., 7.5, 2025-08-01
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143111 | Ares Capital Corporation, 2.875, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143111 | New Mountain Finance Corporation, 7.5, 2025-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143111 | Ford Motor Company, 9.625, 2030-04-22
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143111 | TransDigm, Inc., 6.75, 2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143111 | Uber Technologies, Inc., 7.5, 2027-09-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143111 | Blue Owl Capital Corporation, 2.875, 2028-06-11
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143111 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.10%
C000143111 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143111 | Financials038923BA5
Holdings [Line Items]
Percent of Total Investments	28.60%
C000143111 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	63.30%
C000143111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143111 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143111 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000143111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000143111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000143111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000121700 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121700 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121700 | BroadStreet Partners, Inc., 7.325, 2031-05-12
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121700 | Granite Acquisition, Inc., 7.189, 2028-03-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121700 | Ascensus Holdings, Inc., 7.325, 2028-08-02
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121700 | Weber-Stephen Products, LLC, 7.689, 2027-10-20
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121700 | Osaic Holdings, Inc., 7.825, 2028-08-16
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121700 | IMA Financial Group, Inc. (The), 7.316, 2028-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121700 | LifePoint Health, Inc., 8.052, 2031-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121700 | Cotiviti, Inc., 7.074, 2031-02-24
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121700 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.80%
C000121700 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000121700 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121700 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121700 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121700 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000121700 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000121700 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000121700 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000121700 | CLO03771PAA3
Holdings [Line Items]
Percent of Total Investments	4.90%
C000121700 | Financials00489LAM5
Holdings [Line Items]
Percent of Total Investments	4.90%
C000121700 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	5.00%
C000121700 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	78.40%
C000121700 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121700 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121700 | CLO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000121700 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000121700 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000121701 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121701 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121701 | BroadStreet Partners, Inc., 7.325, 2031-05-12
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121701 | Granite Acquisition, Inc., 7.189, 2028-03-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121701 | Ascensus Holdings, Inc., 7.325, 2028-08-02
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121701 | Weber-Stephen Products, LLC, 7.689, 2027-10-20
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121701 | Osaic Holdings, Inc., 7.825, 2028-08-16
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121701 | IMA Financial Group, Inc. (The), 7.316, 2028-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121701 | LifePoint Health, Inc., 8.052, 2031-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121701 | Cotiviti, Inc., 7.074, 2031-02-24
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121701 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.80%
C000121701 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000121701 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121701 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121701 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121701 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000121701 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000121701 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000121701 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000121701 | CLO03771PAA3
Holdings [Line Items]
Percent of Total Investments	4.90%
C000121701 | Financials00489LAM5
Holdings [Line Items]
Percent of Total Investments	4.90%
C000121701 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	5.00%
C000121701 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	78.40%
C000121701 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121701 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121701 | CLO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000121701 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000121701 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240463 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240463 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240463 | BroadStreet Partners, Inc., 7.325, 2031-05-12
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240463 | Granite Acquisition, Inc., 7.189, 2028-03-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240463 | Ascensus Holdings, Inc., 7.325, 2028-08-02
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240463 | Weber-Stephen Products, LLC, 7.689, 2027-10-20
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240463 | Osaic Holdings, Inc., 7.825, 2028-08-16
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240463 | IMA Financial Group, Inc. (The), 7.316, 2028-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240463 | LifePoint Health, Inc., 8.052, 2031-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240463 | Cotiviti, Inc., 7.074, 2031-02-24
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240463 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.80%
C000240463 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240463 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240463 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240463 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000240463 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000240463 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000240463 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000240463 | CLO03771PAA3
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240463 | Financials00489LAM5
Holdings [Line Items]
Percent of Total Investments	4.90%
C000240463 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	5.00%
C000240463 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	78.40%
C000240463 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240463 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240463 | CLO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240463 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240463 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000121702 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121702 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121702 | BroadStreet Partners, Inc., 7.325, 2031-05-12
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121702 | Granite Acquisition, Inc., 7.189, 2028-03-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121702 | Ascensus Holdings, Inc., 7.325, 2028-08-02
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121702 | Weber-Stephen Products, LLC, 7.689, 2027-10-20
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121702 | Osaic Holdings, Inc., 7.825, 2028-08-16
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121702 | IMA Financial Group, Inc. (The), 7.316, 2028-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121702 | LifePoint Health, Inc., 8.052, 2031-05-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121702 | Cotiviti, Inc., 7.074, 2031-02-24
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121702 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.80%
C000121702 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000121702 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121702 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121702 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121702 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000121702 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000121702 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000121702 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000121702 | CLO03771PAA3
Holdings [Line Items]
Percent of Total Investments	4.90%
C000121702 | Financials00489LAM5
Holdings [Line Items]
Percent of Total Investments	4.90%
C000121702 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	5.00%
C000121702 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	78.40%
C000121702 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121702 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121702 | CLO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000121702 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000121702 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000102758 | Aircastle Ltd., 4.25, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102758 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102758 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102758 | Belo Corporation, 7.75, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102758 | ArcelorMittal S.A., 6.55, 2027-11-29
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102758 | Orange S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102758 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102758 | Sanofi S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102758 | Takeda Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102758 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102758 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.70%
C000102758 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102758 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000102758 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102758 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000102758 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000102758 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102758 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000102758 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000102758 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102758 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000102758 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000102758 | Communications4572709
Holdings [Line Items]
Percent of Total Investments	54.80%
C000102758 | Financials00774MAV7
Holdings [Line Items]
Percent of Total Investments	37.80%
C000102758 | Commodity98149E303
Holdings [Line Items]
Percent of Total Investments	3.80%
C000102758 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	1.90%
C000102758 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102758 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102759 | Aircastle Ltd., 4.25, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102759 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102759 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102759 | Belo Corporation, 7.75, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102759 | ArcelorMittal S.A., 6.55, 2027-11-29
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102759 | Orange S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102759 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102759 | Sanofi S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102759 | Takeda Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102759 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102759 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.70%
C000102759 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102759 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000102759 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102759 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000102759 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000102759 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102759 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000102759 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000102759 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102759 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000102759 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000102759 | Communications4572709
Holdings [Line Items]
Percent of Total Investments	54.80%
C000102759 | Financials00774MAV7
Holdings [Line Items]
Percent of Total Investments	37.80%
C000102759 | Commodity98149E303
Holdings [Line Items]
Percent of Total Investments	3.80%
C000102759 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	1.90%
C000102759 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102759 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142549 | Aircastle Ltd., 4.25, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142549 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142549 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142549 | Belo Corporation, 7.75, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142549 | ArcelorMittal S.A., 6.55, 2027-11-29
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142549 | Orange S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142549 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142549 | Sanofi S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142549 | Takeda Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142549 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142549 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142549 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142549 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000142549 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142549 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000142549 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000142549 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000142549 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000142549 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000142549 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142549 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000142549 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000142549 | Communications4572709
Holdings [Line Items]
Percent of Total Investments	54.80%
C000142549 | Financials00774MAV7
Holdings [Line Items]
Percent of Total Investments	37.80%
C000142549 | Commodity98149E303
Holdings [Line Items]
Percent of Total Investments	3.80%
C000142549 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	1.90%
C000142549 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142549 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064375 | MPT Operating Partnership, L.P. / MPT Finance Corporation, 5, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064375 | Capital Southwest Corporation, 5.125, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064375 | Coeur Mining, Inc., 5.125, 2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064375 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064375 | Office Properties Income Trust, 9, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064375 | United States Steel Corporation, 6.65, 2037-06-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064375 | Kohl's Corporation, 5.55, 2045-07-17
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064375 | WisdomTree, Inc., 5.75, 2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064375 | EZCORP, Inc., 3.75, 2029-12-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064375 | Nordstrom, Inc., 5, 2044-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064375 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.40%
C000064375 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000064375 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000064375 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064375 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064375 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000064375 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064375 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000064375 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000064375 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064375 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064375 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000064375 | Financials140501AE7
Holdings [Line Items]
Percent of Total Investments	23.40%
C000064375 | Communications00164VAG8
Holdings [Line Items]
Percent of Total Investments	65.20%
C000064375 | Fixed Income - Other78468R606
Holdings [Line Items]
Percent of Total Investments	4.90%
C000064375 | Consumer Discretionary30258N501
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064376 | MPT Operating Partnership, L.P. / MPT Finance Corporation, 5, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064376 | Capital Southwest Corporation, 5.125, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064376 | Coeur Mining, Inc., 5.125, 2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064376 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064376 | Office Properties Income Trust, 9, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064376 | United States Steel Corporation, 6.65, 2037-06-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064376 | Kohl's Corporation, 5.55, 2045-07-17
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064376 | WisdomTree, Inc., 5.75, 2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064376 | EZCORP, Inc., 3.75, 2029-12-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064376 | Nordstrom, Inc., 5, 2044-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064376 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.40%
C000064376 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000064376 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000064376 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064376 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064376 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000064376 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064376 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000064376 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000064376 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064376 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064376 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000064376 | Financials140501AE7
Holdings [Line Items]
Percent of Total Investments	23.40%
C000064376 | Communications00164VAG8
Holdings [Line Items]
Percent of Total Investments	65.20%
C000064376 | Fixed Income - Other78468R606
Holdings [Line Items]
Percent of Total Investments	4.90%
C000064376 | Consumer Discretionary30258N501
Holdings [Line Items]
Percent of Total Investments	0.10%
C000128969 | MPT Operating Partnership, L.P. / MPT Finance Corporation, 5, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128969 | Capital Southwest Corporation, 5.125, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000128969 | Coeur Mining, Inc., 5.125, 2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000128969 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128969 | Office Properties Income Trust, 9, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000128969 | United States Steel Corporation, 6.65, 2037-06-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128969 | Kohl's Corporation, 5.55, 2045-07-17
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128969 | WisdomTree, Inc., 5.75, 2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128969 | EZCORP, Inc., 3.75, 2029-12-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128969 | Nordstrom, Inc., 5, 2044-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128969 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.40%
C000128969 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000128969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000128969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128969 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128969 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000128969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000128969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000128969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128969 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000128969 | Financials140501AE7
Holdings [Line Items]
Percent of Total Investments	23.40%
C000128969 | Communications00164VAG8
Holdings [Line Items]
Percent of Total Investments	65.20%
C000128969 | Fixed Income - Other78468R606
Holdings [Line Items]
Percent of Total Investments	4.90%
C000128969 | Consumer Discretionary30258N501
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064377 | 55342UAH7 | MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/25/27
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064377 | 896442308 | Trinity Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064377 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064377 | 67623CAJ8 | Office Properties Income Trust, 9.000%, 09/30/29
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064377 | 56035L104 | Main Street Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064377 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064377 | 893830AT6 | Transocean, Inc., 6.800%, 03/15/38
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064377 | 97717PAF1 | WisdomTree, Inc., 5.750%, 08/15/28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064377 | 767292AA3 | Riot Platforms, Inc., 0.750%, 01/15/30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064377 | 14316J108 | Carlyle Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064377 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064377 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064377 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064377 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000064377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000064377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000064377 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000064377 | Financials140501AE7
Holdings [Line Items]
Percent of Total Investments	11.40%
C000064377 | Fixed Income - Other78468R606
Holdings [Line Items]
Percent of Total Investments	6.10%
C000064377 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	14.50%
C000064377 | Financials09581B103
Holdings [Line Items]
Percent of Total Investments	41.10%
C000064377 | Consumer Discretionary075896AC4
Holdings [Line Items]
Percent of Total Investments	24.60%
C000064377 | Equity
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064377 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000064378 | 55342UAH7 | MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/25/27
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064378 | 896442308 | Trinity Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064378 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064378 | 67623CAJ8 | Office Properties Income Trust, 9.000%, 09/30/29
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064378 | 56035L104 | Main Street Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064378 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064378 | 893830AT6 | Transocean, Inc., 6.800%, 03/15/38
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064378 | 97717PAF1 | WisdomTree, Inc., 5.750%, 08/15/28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064378 | 767292AA3 | Riot Platforms, Inc., 0.750%, 01/15/30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064378 | 14316J108 | Carlyle Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064378 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064378 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064378 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064378 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000064378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000064378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000064378 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064378 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000064378 | Financials140501AE7
Holdings [Line Items]
Percent of Total Investments	11.40%
C000064378 | Fixed Income - Other78468R606
Holdings [Line Items]
Percent of Total Investments	6.10%
C000064378 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	14.50%
C000064378 | Financials09581B103
Holdings [Line Items]
Percent of Total Investments	41.10%
C000064378 | Consumer Discretionary075896AC4
Holdings [Line Items]
Percent of Total Investments	24.60%
C000064378 | Equity
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064378 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000128970 | 55342UAH7 | MPT Operating Partnership, L.P. / MPT Finance Corporation, 5.000%, 10/25/27
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000128970 | 896442308 | Trinity Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000128970 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000128970 | 67623CAJ8 | Office Properties Income Trust, 9.000%, 09/30/29
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128970 | 56035L104 | Main Street Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128970 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128970 | 893830AT6 | Transocean, Inc., 6.800%, 03/15/38
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128970 | 97717PAF1 | WisdomTree, Inc., 5.750%, 08/15/28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128970 | 767292AA3 | Riot Platforms, Inc., 0.750%, 01/15/30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128970 | 14316J108 | Carlyle Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128970 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.30%
C000128970 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128970 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000128970 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128970 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000128970 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128970 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000128970 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000128970 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128970 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000128970 | Financials140501AE7
Holdings [Line Items]
Percent of Total Investments	11.40%
C000128970 | Fixed Income - Other78468R606
Holdings [Line Items]
Percent of Total Investments	6.10%
C000128970 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	14.50%
C000128970 | Financials09581B103
Holdings [Line Items]
Percent of Total Investments	41.10%
C000128970 | Consumer Discretionary075896AC4
Holdings [Line Items]
Percent of Total Investments	24.60%
C000128970 | Equity
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128970 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	16.70%